DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Vontier Union Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document and summary plan description for a more complete description of the Plan’s provisions.
General
Vontier Corporation (“Vontier,” the “Company” or the “Plan Sponsor”) is a global industrial technology company. Vontier established the Vontier Retirement Savings Plan and Vontier Union Retirement Savings Plan Master Trust (the “Master Trust”) effective October 9, 2020. The Master Trust created a single trust formed to hold and invest assets of the Plan and other eligible tax-qualified defined contribution plans maintained by the Plan Sponsor. Refer to Note 3 for additional information regarding the Master Trust.
The Plan is a defined contribution plan established for eligible full-time and part-time union employees of the Company and its subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the Plan is administered through affiliates of the trustee, Fidelity Management Trust Company (“Fidelity” or the “Trustee”). The Vontier Corporation Benefits Committee is the Plan Administrator charged with general responsibility of the administration of the plan. Significant provisions related to contributions, benefit payments, and investments are provided below.
Contributions
Eligible participants may contribute up to 75% of their compensation (subject to annual maximums). Participant contributions and the earnings or losses thereon are fully vested at all times. Participants are eligible for Company contributions upon completion of one year of service per the terms of the applicable collective bargaining agreement. For more details on specific union groups, refer to the applicable Plan document.
The Company’s unilateral and matching contributions are determined at the discretion of the Plan Sponsor unless otherwise required by the terms of the collective bargaining agreement applicable to each participant. Generally participants become fully vested with respect to the employer contributions upon completion of three years of service, attainment of age 65, death, complete disability, or as required pursuant to the terms of the applicable collective bargaining agreement.
Benefit Payments
A participant who attains normal retirement age (age 65) shall be entitled to payment of the balance in their account. A participant who remains employed after attainment of normal retirement age shall continue to participate under the same terms and conditions as applied prior to reaching normal retirement age. A participant must begin receiving distributions no later than April 1 following the later of the year in which they retire from the Company or the calendar year in which they reach the age of 73.
The beneficiary or beneficiaries of a deceased participant shall be entitled to payment of the participant’s account balance within a reasonable period of time after the participant’s death.
Upon a participant’s termination of employment for reasons other than as specified above, a participant is entitled to payment of their vested account balance. If the vested value of the participant’s account is $1,000 or less, payment will automatically be made in a single lump sum. If the vested value of the participant’s balance is greater than $1,000 and does not exceed $7,000, the Plan Administrator will automatically rollover the balance to a separate Fidelity Individual Retirement Account. If the vested value of the participant’s account is more than $7,000, the participant must contact Fidelity to request a distribution.
Eligible participants may request a hardship or age 70 1/2 in-service withdrawal of all or a portion of their vested account while still working for the Company in accordance with procedures established by Fidelity, subject to certain limitations and tax penalties. Different withdrawal rules apply to different Plan accounts as well as the terms of the participant’s collective bargaining agreement.
Notes Receivable from Participants
A participant may receive a loan from the Plan in accordance with the policy established by the Plan Sponsor. Any such loan or loans shall not exceed the lesser of 50% of the participant’s vested account balance or $50,000 reduced by the participant’s highest outstanding loan balance in the Plan during the one-year period ending on the day before the loan is made. The Plan Administrator establishes the maximum maturity period that is permitted to prevent the loan from being treated as a distribution. Plan provisions require that all loans must be paid back within 60 months. The Plan Administrator may require loan payments to be made through payroll deductions.
Participant Accounts
Each participant account is credited with the participant’s contributions, any employer matching and unilateral contributions, and an allocation of Plan earnings or losses, and is charged quarterly with administrative expense and recordkeeping fees. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Plan Sponsor, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping and trustee fees.
The Plan participates in a revenue credit program (“Credits”). Credits are earned in connection with the Plan’s revenue sharing arrangements with certain investment funds. The Credits are deposited in an unallocated account and can be used to pay ERISA-qualified expenses or can be allocated to eligible participant accounts. The calculated Credit is funded quarterly in arrears by the Trustee.
Forfeitures
Forfeited non-vested assets as of the end of the year are used to reduce future employer contributions or to pay administrative expenses in the following year. As of December 31, 2025 and 2024, forfeited non-vested assets were insignificant.
During the year ended December 31, 2025, the amount of forfeitures used to reduce Company related contributions or to pay administrative expenses was insignificant.
Termination of the Plan
Although the Company, as the Plan Sponsor, has not expressed an intention to do so, the Plan may be terminated at any time. In the event of termination of the Plan, the account balances of participants as of the date of termination shall immediately become 100% vested.